Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Prepaid Expenses And Other Current Assets
Prepaid insurance	$ 825	$ 1,021
Prepaid income taxes	2,128	873
Other	97	19
Prepaid expenses and other current assets	$ 3,050	$ 1,913